SUBSEQUENT EVENTS (Details) - Subsequent Event - TV Squared $ in Thousands	Feb. 07, 2022 USD ($) shares
Subsequent Event [Line Items]
Payments not paid yet for acquire business | $	$ 100,000
Shares issued as consideration (shares) | shares	12,500,000